Note 10 Derivatives by type of risk and by product or by type of market (Details) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading	[1]	€ 39,908	€ 30,933	€ 40,183
Derivative financial liabilities held for trading	[1]	37,909	31,705	41,680
Interest rate risk [member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		19,563	15,782	26,451
Derivative financial liabilities held for trading		18,220	15,615	26,028
Notional amount		4,286,531	3,902,760	3,252,066
Interest rate risk [member] | OTC Options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		19,558	15,774	26,447
Derivative financial liabilities held for trading		18,215	15,610	26,020
Notional amount		4,278,249	3,884,561	3,233,718
Interest rate risk [member] | Organized market options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		5	8	3
Derivative financial liabilities held for trading		5	5	8
Notional amount		8,282	18,199	18,348
Equity instruments risk [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		3,067	2,802	2,626
Derivative financial liabilities held for trading		3,770	4,123	4,143
Notional amount		76,749	72,656	72,176
Equity instruments risk [Member] | OTC Options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		1,810	775	584
Derivative financial liabilities held for trading		2,127	1,930	1,836
Notional amount		52,739	48,695	42,351
Equity instruments risk [Member] | Organized market options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		1,257	2,028	2,042
Derivative financial liabilities held for trading		1,643	2,192	2,307
Notional amount		24,010	23,962	29,825
Foreign exchange and gold risk [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		16,971	12,104	10,952
Derivative financial liabilities held for trading		15,528	11,471	11,216
Notional amount		589,705	533,395	461,898
Foreign exchange and gold risk [Member] | OTC Options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		16,954	12,090	10,942
Derivative financial liabilities held for trading		15,505	11,445	11,216
Notional amount		580,850	526,590	457,180
Foreign exchange and gold risk [Member] | Organized market options [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		17	14	10
Derivative financial liabilities held for trading		23	26	0
Notional amount		8,855	6,805	4,719
Credit risk [member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		299	236	153
Derivative financial liabilities held for trading		383	490	292
Notional amount		43,450	19,937	23,411
Credit risk [member] | Credit default swap [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		293	236	146
Derivative financial liabilities held for trading		282	254	156
Notional amount		41,760	18,121	21,529
Credit risk [member] | Credit spread option [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		0	0	0
Derivative financial liabilities held for trading		0	0	0
Notional amount		0	0	0
Credit risk [member] | Total return swap [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		7	0	7
Derivative financial liabilities held for trading		101	236	136
Notional amount		1,665	1,815	1,882
Credit risk [member] | Other [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		0	0	0
Derivative financial liabilities held for trading		0	0	0
Notional amount		25	0	0
Commodities risk [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		9	8	1
Derivative financial liabilities held for trading		8	7	1
Notional amount		60	149	26
Derivatives [member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		39,908	30,933	40,183
Derivative financial liabilities held for trading		37,909	31,705	41,680
Notional amount		4,996,495	4,528,897	3,809,577
Derivatives [member] | Of which OTC credit institutions [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		28,385	21,069	24,432
Derivative financial liabilities held for trading		26,454	22,488	27,244
Notional amount		1,205,895	1,073,921	958,017
Derivatives [member] | Of which OTC other financial corporations [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		5,745	3,300	8,211
Derivative financial liabilities held for trading		4,493	3,075	8,493
Notional amount		3,587,546	3,257,382	2,663,978
Derivatives [member] | Of which OTC other [Member]
Derivatives by type of risk by product or by type of market [Line Items]
Derivative financial assets held for trading		4,501	4,514	5,484
Derivative financial liabilities held for trading		5,290	3,919	3,627
Notional amount		€ 161,882	€ 148,629	€ 134,690

[1]	1) The variation is mainly due to the evolution of exchange rate derivatives at BBVA, S.A.